PREMISES AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
PREMISES AND EQUIPMENT
Premises and equipment, gross	$ 34,442,475	$ 32,798,249
Less accumulated depreciation	(16,026,498)	(14,340,083)
Total	18,415,977	18,458,166
Depreciation expense on premises and equipment	1,988,670	2,009,616	1,855,879
Rent expense under operating leases
Rent expense paid	1,000,000	849,000	690,000
Future minimum rental commitments under non-cancelable leases
Due in year ending September 30, 2013	985,502
Due in year ending September 30, 2014	756,248
Due in year ending September 30, 2015	695,420
Due in year ending September 30, 2016	669,988
Due in year ending September 30, 2017	651,342
Thereafter	1,136,280
Total	4,894,780
Land
PREMISES AND EQUIPMENT
Premises and equipment, gross	5,578,914	5,609,693
Office buildings and improvements
PREMISES AND EQUIPMENT
Premises and equipment, gross	16,120,660	15,737,264
Furniture and equipment
PREMISES AND EQUIPMENT
Premises and equipment, gross	$ 12,742,901	$ 11,451,292